Derivatives (Tables)	12 Months Ended
Dec. 31, 2013
Derivatives Fair Value [Line Items]
Undesignated Derivative Instruments

Type	Quantity	Maturity Date	Hedge Interest Rate	Contracted Fixed Conversion Rate to U.S. Dollar	Swap Contract Notional Amount	Fair Market Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Liability	Gain Recognized into Earnings
Cross currency swap contract	1	01/23/2014	—	1AUD to $0.7803	$ 370	$ (35)	$—	$ (35)	$ 1,397

Total – non-designated derivative liability	1				$ 370	$ (35)	$—	$ (35)	$ 1,397

Derivative Assets [Member]
Derivatives Fair Value [Line Items]
Designated Derivative Instruments

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Market Value of Derivative Assets	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Assets	Deferred Tax Expense	Gain Recognized in Accumulated Comprehensive Loss	Gain Recognized into Earnings
Interest rate swap contracts	31	10/15/2017 -9/27/2025	0.89% - 6.22%	$ 540,742	$ 7,814	$ (167)	$ 7,647	$ (1,025)	$ 6,917	$ 82
Accrued interest...				—	(252)	—	(252)	—	—	—

Total – designated derivative assets	31			$ 540,742	$ 7,562	$ (167)	$ 7,395	$ (1,025)	$ 6,917	$ 82

Derivative Liabilities [Member]
Derivatives Fair Value [Line Items]
Designated Derivative Instruments

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Market Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Liability	Deferred Tax Benefit	Loss Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contracts	9	1/14/2015 -9/27/2025	1.98% - 4.93%	$ 620,853	$ (24,446)	$ 792	$ (23,654)	$ 2,957	$ (20,697)	$—
Accrued interest...				—	(888)	—	(888)	—	—	—

Total – designated derivative liabilities	9			$ 620,853	$ (25,334)	$ 792	$ (24,542)	$ 2,957	$ (20,697)	$—